Claymore Securities, Inc.
                            2455 Corporate West Drive
                              Lisle, Illinois 60532


                                  June 29, 2007


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


             Re: Claymore Securities Defined Portfolios, Series 197
                             333-119534 CIK #1302854


Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 2, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on June 28, 2007.

                                                               Very truly yours,


                                                       CLAYMORE SECURITIES, INC.